FAIR VALUE OF INVESTMENTS - UNREALIZED PROFIT (LOSS) ON CONTRACTS BY FAIR VALUE HIERARCHY (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fair value of investments
Fair value assets, amount transferred between measurement levels	$ 0	$ 0
Fair value liabilities, amount transferred between measurement levels	0	0
Net unrealized profit (loss) on open contracts	10,974,248	5,490,699
Total
Fair value of investments
Assets	27,502,400	26,784,777
Liabilities	16,528,152	21,294,078
Net unrealized profit (loss) on open contracts	10,974,248	5,490,699
Total | Futures
Fair value of investments
Assets	22,615,031	22,033,208
Liabilities	12,781,752	14,613,804
Total | Forwards
Fair value of investments
Assets	4,887,369	4,751,569
Liabilities	3,746,400	6,680,274
Level I
Fair value of investments
Assets	20,445,969	19,842,837
Liabilities	7,394,064	13,913,792
Net unrealized profit (loss) on open contracts	13,051,905	5,929,045
Level I | Futures
Fair value of investments
Assets	20,445,969	19,842,837
Liabilities	7,394,064	13,913,792
Level II
Fair value of investments
Assets	7,056,431	6,941,940
Liabilities	9,134,088	7,380,286
Net unrealized profit (loss) on open contracts	(2,077,657)	(438,346)
Level II | Futures
Fair value of investments
Assets	2,169,062	2,190,371
Liabilities	5,387,688	700,012
Level II | Forwards
Fair value of investments
Assets	4,887,369	4,751,569
Liabilities	$ 3,746,400	$ 6,680,274